Smith Barney
Institutional Cash
Management
Fund, Inc.

ANNUAL REPORT

May 31, 1999


Smith Barney Mutual Funds

Smith Barney
Institutional Cash
Management
Fund, Inc.

[PHOTO OMITTED]
Heath B. McLendon
Chairman

[PHOTO OMITTED]
Phyllis Zahorodny
Vice President and Investment Officer

[PHOTO OMITTED]
Joseph Benevento
Vice President and Investment Officer

[PHOTO OMITTED]
Joseph P. Deane
Vice President and Investment Officer

Dear Shareholder:

We are pleased to present the annual report for Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the fiscal year ended May 31, 1999. We hope you find this report to be useful and informative. For your convenience, we have summarized the period's prevailing economic and market conditions below. In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Summary

The chart below provides the yields for the Cash, Government and Municipal Portfolios ("Portfolio(s)") that make up the Fund for the year ended May 31, 1999.

Smith Barney Institutional Cash Management
Fund Yields (Class A Shares)

Portfolio                Seven-Day Current Yield                30-Day Yield
----------------------------------------------------------------------------
Cash                               4.71%                           4.71%
Government                         4.59%                           4.58%
Municipal                          3.07%                           3.24%

Please note that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          1

Cash and Government Portfolio Updates and Strategies

During the last quarter of 1998, the Federal Reserve Board ("Fed") was easing its monetary policy to accommodate the world capital markets' reaction to the Asian crisis. The 75 basis point decline in interest rates further fueled an already strong U.S. economy. Moreover, lower interest rates brought domestic home sales to record levels, and helped propel consumer demand and the stock market higher.

The U.S. is now in its ninth year of economic expansion and the annual growth rate is roughly 4%. Factors that were weakening economic growth such as the crisis in Asia, a depressed U.S. manufacturing industry and falling commodity prices have reversed. This has led the Fed to change its monetary stance to a tightening bias. The capital markets now anticipate that the Federal Open Market Committee will raise interest rates by 25 basis points in the near future*. As a result, the short-term yield curve has steepened by about 40 basis points in one year CDs from 5.00% in November 1998 to 5.40% as of the end of May 1999.

Throughout most of 1999 and in anticipation of higher rates, we continued to shorten our average maturity from 71 days to 53 days in the Institutional Cash Portfolio. The Institutional Cash Portfolio was 39.4% in domestic paper, 2.3% in a government agency, 56% in foreign paper and 2.3% in a repurchase ageement at the close of the reporting period. The average maturity for the Institutional Government Portfolio was also reduced from 40 days to 25 days. At the end of May 1999, the Institutional Government Portfolio was 94% in government agencies and 6% in repurchase agreements.

Municipal Portfolio Update and Strategy

Over the past year, two factors have set the stage for decreased supply in the municipal money market. Strong state fiscal positions, as a result of increased income tax collections, have brought added liquidity to state and local government general funds, which in turn has decreased the need for short-term municipal note issuance. In the variable rate demand obligation ("VRDO") market, decreasing supply has been the result of issuers extending out to the longer end of the municipal bond yield curve in order to lock in historically low borrowing rates. (VRDOs are demand instruments that usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new rates on set dates and are generally supported by letters of credit issued by domestic or foreign banks.)

As a result of decreased supply coupled with strong demand from municipal money market funds, we have seen rates historically rich compared to our taxable counterparts. For most state and local governments, June signals the end of the current fiscal year and the pricing of a large portion of their annual note financings. With strong state finances we do not anticipate seeing an increase in

----------
* As anticipated, on June 30, 1999, the Fed raised short-term interest rates by 25 basis points.


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders
annual cash flow borrowing, although we do expect an increase in state infrastructure financing projects in the form of bond anticipation notes that could help to ease supply concerns.

Looking forward, we expect VRDO market conditions to change. As inflationary fears cause the municipal yield curve to steepen (i.e., long term municipal rates increasing) there should be less incentive for municipal issuers to extend out to the longer end of the municipal curve. Conversely, this should also create additional incentive for issuers to use the VRDO market to ride out higher borrowing rates on the longer end of the market.

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,

/s/ Heath B. McLendon                                 /s/ Phyllis Zahorodny
Heath B. McLendon                                     Phyllis Zahorodny
Chairman                                              Vice President and
                                                      Investment Officer

/s/ Joseph P. Deane                                   /s/ Joseph Benevento
Joseph P. Deane                                       Joseph Benevento
Vice President and                                    Vice President and
Investment Officer                                    Investment Officer


June 24, 1999


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          3

--------------------------------------------------------------------------------
Schedules of Investments                                            May 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
      FACE                                                       ANNUALIZED
     AMOUNT                 SECURITY                                YIELD                     VALUE
======================================================================================================
COMMERCIAL PAPER -- 82.8%
 $15,000,000    ANZ Delaware Inc. matures 7/12/99                    4.87%                $ 14,917,829
  25,000,000    Abbey National North American matures 7/6/99         4.87                   24,883,090
  15,000,000    Alliance & Leicester PLC matures 8/5/99              4.91                   14,869,188
  20,000,000    American Express Credit Co. matures 6/18/99          4.86                   19,954,572
  30,000,000    American Home Products
                  mature 7/20/99 to 8/6/99                      4.85 to 4.87                29,758,992
  25,000,000    Ameritech Capital Funding Corp.
                  matures 6/10/99                                    4.80                   24,970,125
  17,000,000    Associates First Capital Co. matures 6/7/99          4.85                   16,986,372
  35,000,000    AT&T Corp. mature 6/29/99 to 7/2/99             4.84 to 4.85                34,860,989
  17,854,000    Atlantis One Funding Corp.
                  mature 6/24/99 to 7/16/99                     4.85 to 4.95                17,769,139
  25,000,000    Bank America Corp. matures 8/4/99                    4.88                   24,786,222
  25,000,000    Bank of New York matures 6/11/99                     4.89                   24,966,597
  20,000,000    BBL N.A. Inc. matures 7/23/99                        4.89                   19,860,467
  16,900,000    Banque Nationale de Paris Canada
                  matures 7/30/99                                    4.90                   16,766,223
  17,102,000    Barton Capital Corp. matures 6/3/99                  4.83                   17,097,430
  26,885,000    BCI Funding Corp. mature 6/22/99 to 6/24/99     4.89 to 4.90                26,804,555
  12,300,000    Canadian Wheat Board matures 7/26/99                 4.81                   12,211,679
  20,000,000    Centric Capital Corp. mature 6/4/99 to 7/12/99  4.81 to 4.85                19,941,219
  25,000,000    CIT Group Holdings Inc. matures 6/1/99               4.84                   25,000,000
  15,000,000    Cregum North America Inc. matures 7/28/99            4.86                   14,886,000
  10,000,000    Daimler Chrysler N.A. matures 7/14/99                4.85                    9,942,547
  15,000,000    Delaware Funding Corp. matures 6/8/99                4.87                   14,985,913
  15,000,000    Deutsche Bank Financial matures 8/10/99              4.88                   14,859,417
  15,000,000    Dresdner Bank matures 6/25/99                        4.88                   14,951,850
  15,000,000    Ford Motor Credit matures 6/10/99                    4.81                   14,982,038
  39,600,000    General Electric Capital Corp.
                  mature 7/28/99 to 8/4/99                      4.87 to 4.92                39,282,361
  15,000,000    General Motors Acceptance Corp.
                  matures 7/29/99                                    4.92                   14,882,308
  15,000,000    Generale Bank matures 8/16/99                        4.96                   14,844,833
  10,000,000    GTE Corp. matures 6/10/99                            4.85                   9,987,925
   9,800,000    GTE Funding matures 6/21/99                          4.90                    9,773,431
  19,471,000    Halifax PLC mature 7/1/99                       4.85 to 4.89                19,392,927
   8,265,000    International Lease Finance matures 8/18/99          4.92                    8,178,686
  20,000,000    Johnson & Johnson matures 6/24/99                    4.83                   19,938,922
  20,000,000    J.P. Morgan & Co. matures 9/27/99                    4.92                   19,684,678
  30,000,000    Merrill Lynch & Co. mature 6/2/99 to 6/11/99    4.81 to 4.88                29,977,875
   9,865,000    Monte Rosa matures 6/11/99                           4.85                    9,851,764
  21,000,000    Nationwide Building Society
                  mature 8/16/99 to 8/17/99                     4.89 to 4.96                20,783,161
  20,983,000    Osterreich Kontrollbank mature
                  6/1/99 to 9/22/99                             4.81 to 4.91                20,816,136

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
      FACE                                                       ANNUALIZED
     AMOUNT                 SECURITY                                YIELD                     VALUE
======================================================================================================
COMMERCIAL PAPER -- 82.8% (continued)
$ 17,200,000    Pfizer Inc. matures 6/25/99                          4.80%                $ 17,145,304
  24,995,000    Preferred Receivable Funding matures 8/20/99         4.96                   24,722,832
  23,900,000    Province of British Columbia matures 7/26/99         4.84                   23,727,289
  10,814,000    Quincy Capital Corp. matures 6/8/99                  4.83                   10,803,907
  19,340,000    Rose Funding matures 8/31/99                         5.01                   19,098,008
  15,000,000    San Paolo U.S. Finance Inc. matures 8/10/99          4.91                   14,859,125
  15,000,000    Svenska Handelsbanken matures 7/12/99                4.86                   14,918,000
  23,716,000    Transamerica Finance Corp.
                  mature 7/19/99 to 7/26/99                     4.88 to 4.91                23,550,178
  13,000,000    Union Bank of Switzerland matures 7/13/99            4.90                   12,927,200
  10,000,000    Westpac matures 7/6/99                               4.87                    9,953,236
  13,500,000    Windmill Funding Corp. matures 6/11/99               4.87                   13,481,813
------------------------------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER
                (Cost-- $893,594,352)                                                      893,594,352
======================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 8.0%
  15,000,000    Bayerische Hypo-Und Vereinsbank AG matures 2/7/00    5.05                   14,996,021
  10,000,000    Bayerische Landesbank matures 2/23/00                5.22                    9,993,202
  15,000,000    Commerzbank matures 2/1/00                           5.00                   14,996,599
   4,000,000    Dresdner Bank matures 11/9/99                        5.02                    3,997,602
   5,000,000    Deutsche Bank matures 2/2/00                         5.10                    4,995,612
   5,000,000    National Bank of Canada matures 6/10/99              5.82                    4,999,935
  10,000,000    National Westminster Bank PLC matures 3/15/00        5.20                    9,998,100
  17,300,000    Royal Bank of Canada matures 8/9/99                  4.91                   17,299,957
   5,000,000    Societie Generale NY matures 1/14/00                5.00                     5,000,562
------------------------------------------------------------------------------------------------------
                TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                (Cost-- $86,277,590)                                                        86,277,590
======================================================================================================
MEDIUM-TERM NOTE -- 0.9%
  10,000,000    Goldman Sachs matures 2/24/00
                (Cost-- $10,000,000)                                5.28                    10,000,000
======================================================================================================
TIME DEPOSITS -- 3.7%
  40,000,000    First Chicago matures 6/1/99
                (Cost-- $40,000,000)                                4.91                    40,000,000
======================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          5

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
      FACE                                                       ANNUALIZED
     AMOUNT                 SECURITY                                YIELD                     VALUE
======================================================================================================
U.S. GOVERNMENT AGENCY-- 2.3%
$ 25,000,000    Federal Home Loan Mortgage Corp.
                  matures 8/16/99
                (Cost-- $24,749,306)                                4.81%               $   24,749,306
======================================================================================================
REPURCHASE AGREEMENT -- 2.3%
  24,481,000    Morgan Stanley Dean Witter & Co., 4.80% due 6/1/99;
                Proceeds at maturity -- $24,494,057;
                (Fully collateralized by U.S. Treasury Notes,
                7.00% due 7/15/06; Market value -- $25,127,298)
                (Cost-- $24,481,000)                                                        24,481,000
======================================================================================================
                TOTAL INVESTMENTS -- 100%
                (Cost-- $1,079,102,248*)                                                $1,079,102,248
======================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                              GOVERNMENT PORTFOLIO
      FACE                                                       ANNUALIZED
     AMOUNT                 SECURITY                                YIELD                     VALUE
======================================================================================================
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 93.6%
 $31,257,000    Federal Farm Credit Bank
                  mature 6/1/99 to 6/29/99                     4.66% to 4.83%             $ 31,221,690
  36,665,000    Federal Home Loan Bank
                  mature at 6/4/99 to 7/23/99                   4.71 to 4.82                36,550,092
  33,352,000    Federal Home Loan Mortgage Corp.
                  mature at 6/3/99 to 10/8/99                   4.73 to 4.86                33,196,273
  33,000,000    Federal National Mortgage Association
                  mature at 6/3/99 to 8/24/99                   4.75 to 4.90                32,901,776
   3,500,000    Tennessee Valley Authority Discount Note
                  matures 6/14/99                                   4.75                     3,494,016
------------------------------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENTS AGENCIES
                AND INSTRUMENTALITIES
               (Cost--$137,363,847)                                                        137,363,847
======================================================================================================
REPURCHASE AGREEMENTs -- 6.4%
   4,319,000    J.P. Morgan Securities Inc., 4.80% due 6/1/99;
                Proceeds at maturity -- $4,321,303;
                (Fully collateralized by U.S. Treasury Notes,
                5.50% due 2/29/00; Market value-- $4,348,245)                                4,319,000
   5,000,000    Morgan Stanley Dean Witter &Co., 4.80% due 6/1/99;
                Proceeds at maturity -- $5,002,667;
                (Fully collateralized by U.S. Treasury Notes,
                6.625% due 5/15/07; Market value-- $5,133,610)                               5,000,000
------------------------------------------------------------------------------------------------------
                TOTAL REPURCHASE AGREEMENTS
               (Cost-- $9,319,000)                                                           9,319,000
======================================================================================================
                TOTAL INVESTMENTS -- 100%
               (Cost-- $146,682,847*)                                                     $146,682,847
======================================================================================================

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          7

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO
      FACE
     AMOUNT   RATING(a)             SECURITY                                                 VALUE
======================================================================================================
Alaska -- 2.2%
$  6,635,000   A-1        Alaska State Housing Finance Corp., Government
                            Purpose University, Series 97A, 3.35%(b)                      $  6,635,000
------------------------------------------------------------------------------------------------------
Arizona -- 3.8%
   8,600,000   A-1+       Apache County, AZ IDR, (Tucson Electric Power),
                            Series 83B, 3.25%(b)                                             8,600,000
   1,950,000   A-1        Maricopa County, AZ (Southern Cal Edison), Series F,
                            TECP, 2.95% due 6/10/99                                          1,950,000
   1,000,000   A-1+       Pima County, AZ IDR, (Tuscon Electric Power), Series A,
                            3.25%(b)                                                         1,000,000
------------------------------------------------------------------------------------------------------
                                                                                            11,550,000
------------------------------------------------------------------------------------------------------
California -- 0.7%
   2,000,000   VMIG 1*    Riverside County, CA (School Financial Authority),
                            PART, 3.374% due 10/1/99                                         2,000,000
------------------------------------------------------------------------------------------------------
Colorado -- 1.3%
                          Colorado Housing Finance Authority MFH:
   2,000,000   A-1+         Central Park, Series 96C, 3.30%(b)                               2,000,000
   1,980,000   A-1+         Hamptons, Series 96G, 3.30%(b)                                   1,980,000
------------------------------------------------------------------------------------------------------
                                                                                             3,980,000
------------------------------------------------------------------------------------------------------
District of Columbia -- 0.8%
   1,500,000   A-1+       District of Columbia G.O., Series 1992A-5,
                            3.45%(b)                                                         1,500,000
   1,000,000   SP-1+      District of Columbia TRAN, Series B,
                            3.75 due 9/30/99                                                 1,002,097
------------------------------------------------------------------------------------------------------
                                                                                             2,502,097
------------------------------------------------------------------------------------------------------
Florida -- 6.0%
   2,000,000   AAA        Dunedin Utility, (Pre-Refunded-- Escrowed with
                            U.S. government securities to 10/1/99 Call @ 100),
                            6.00% due 1/1/15                                                 2,050,849
   2,000,000   AAA        Florida State Turnpike Authority, (Pre-Refunded--
                            Escrowed with U.S. government securities to 7/1/99
                            Call @ 102), 7.50% due 7/1/19                                    2,046,121
   5,000,000   NR+        Gulf Breeze, FL (Heritage Healthcare), Series 9, 3.42%(b)          5,000,000
   5,950,000   A-1+       Orange County, FL (Adventist Health Systems), 3.20%(b)             5,950,000
   2,000,000   A-1+       St. Lucie County, FL (Florida Power & Light), Series 94A,
                            TECP, 2.95% due 6/10/99                                          2,000,000
   1,300,000   A-1+       Tampa, FL Occupational License Tax, Series A, 3.35%(b)             1,300,000
------------------------------------------------------------------------------------------------------
                                                                                            18,346,970
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO
      FACE
     AMOUNT   RATING(a)             SECURITY                                                 VALUE
======================================================================================================
Georgia -- 2.6%
$  1,700,000   A-1+       Burke, GA (Oglethorpe Power), Series 98A,
                            3.25% due 6/21/99                                              $ 1,700,000
   4,000,000   NR+        Fulton, GA Development Authority, (Metro Atlanta
                            YMCA), Series 97, 3.25%(b) 4,000,000 Municipal
                          Electricity Authority:
   1,350,000   A-1+         Series B, 3.20%(b)                                               1,350,000
   1,000,000   A-1+         Series D, 3.30%(b)                                               1,000,000
------------------------------------------------------------------------------------------------------
                                                                                             8,050,000
------------------------------------------------------------------------------------------------------
Hawaii -- 0.7%
   1,000,000   VMIG 1*    Hawaii Housing Finance & Development Corp.,
                            Series 93A, 3.30%(b)                                             1,000,000
   1,000,000   NR+        Hawaii State GO, 4.75% due 11/1/99                                 1,006,322
------------------------------------------------------------------------------------------------------
                                                                                             2,006,322
------------------------------------------------------------------------------------------------------
Illinois -- 12.6%
   5,300,000   A-1+       Chicago, IL (O'Hare Int'l Airport Revenue), Series 94C,
                            3.20%(b)                                                         5,300,000
   1,600,000   A-1+       Chicago, IL Series SGA8, 3.33%(b)                                  1,600,000
   1,000,000   AAA        Chicago, IL Water Reclamation District, (Pre-Refunded--
                            Escrowed with U.S. government securities to 1/1/00,
                            Call @ 102), 6.80% due 1/1/08                                    1,041,178
   3,000,000   VMIG 1*    Chicago, IL Water Revenue, Series 1998-4, 3.39%(b)                 3,000,000
   2,000,000   A-1+       Illinois Development Finance Authority PCR,
                            (Con Edison Co.), Series C, 3.30%(b)                             2,000,000
   1,000,000   VMIG 1*    Illinois Health Facility Authority, (Pekin Memorial
                            Hospital), Series C, 3.34%(b)                                    1,000,000
   4,100,000   A-1+       Illinois Health Facilities Authority Revenue, 3.20%(b)             4,100,000
   2,000,000   A-1+       Illinois Health Facilities Authority Revenue, (Victory
                            Health Services), Series 97B, TECP, 3.25% due 9/7/99             2,000,000
   1,815,000   AAA        Illinois State Sales Tax, Series K, (Pre-Refunded--
                            Escrowed with U.S. government securities to 6/15/99,
                            Call @ 102), 7.00% due 6/15/19                                   1,853,413
   5,700,000   VMIG 1*    Illinois State Toll Highway Authority, Series B, 3.25%(b)          5,700,000
   1,000,000   A-1+       Lisle, IL MFH, (Ashley of Lisle PJ), 3.32%(b)                      1,000,000
   9,800,000   A-1+       University of Illinois, (Health Service Facilities Systems),
                            Series B, 3.20%(b)                                               9,800,000
------------------------------------------------------------------------------------------------------
                                                                                            38,394,591
------------------------------------------------------------------------------------------------------
Indiana -- 3.5%
   2,125,000   AAA        Ball State University Individual Revenue, Student Fee,
                            Series 1, 3.25% due 7/1/99                                       2,125,247
   2,400,000   A-1+       Hammond, IN PCR, (Amoco Oil Co. Project),
                            Series 94, 3.40%(b)                                              2,400,000
   1,000,000   A-1+       Indiana State Development Finance Authority,
                            (Youth Opportunity Center), 3.25%(b)                             1,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          9

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO
      FACE
     AMOUNT   RATING(a)             SECURITY                                                 VALUE
======================================================================================================
Indiana -- 3.5% (continued)
$  5,000,000   A-1+       Vernon PCR, Solid Waste General Election, Series 89A,
                            TECP, 3.20% due 6/21/99                                        $ 5,000,000
------------------------------------------------------------------------------------------------------
                                                                                            10,525,247
------------------------------------------------------------------------------------------------------
Iowa -- 2.9%
   6,300,000   A-1+       Iowa Finance Authority, (Iowa Health Systems), Series B,
                            3.25%(b)                                                         6,300,000
   2,600,000   A-1+       Iowa Higher Education Loan Authority, (Private College
                            Facility), 3.35%(b)                                              2,600,000
------------------------------------------------------------------------------------------------------
                                                                                             8,900,000
------------------------------------------------------------------------------------------------------
Kentucky -- 0.7%
   2,000,000   VMIG 1*    Fulton County, (United Healthcare Hospital Co.), 3.35%(b)          2,000,000
------------------------------------------------------------------------------------------------------
Louisiana -- 1.4%
   1,400,000   NR+        Lake Charles Harbor & Terminal District Port,
                            Citgo Petroleum Corp., Series 84, 3.30%(b)                       1,400,000
     900,000   A-1+       Louisiana Public Facility Authority, Willis Knighton
                            Medical Center, AMBAC-Insured, 3.40%(b)                            900,000
   2,000,000   A-1+       St. Charles Parish PCR, Shell Oil, 3.10%(b)                        2,000,000
------------------------------------------------------------------------------------------------------
                                                                                             4,300,000
------------------------------------------------------------------------------------------------------
Maryland -- 6.7%
   2,000,000   A-1+       Baltimore, MD IDA, (Capital Acquisition), 3.20%(b)                 2,000,000
   6,500,000   A-1        Baltimore, MD (Oak Crest Village), Series 99A, 3.25%(b)            6,500,000
   3,000,000   A-1+       Baltimore, MD PCR (SCM Plants Project), 3.30%(b)                   3,000,000
   6,000,000   NR+        Maryland State Health & Higher Educational Facilities,
                            Series B, 3.25%(b)                                               6,000,000
   3,000,000   A-1+       Montgomery County EDA, (Howard Hughes Medical
                            Center), Series 90B, 3.25%(b)                                    3,000,000
------------------------------------------------------------------------------------------------------
                                                                                            20,500,000
------------------------------------------------------------------------------------------------------
Massachusetts -- 5.9%
   3,400,000   A-1        Boston, MA IDR, (Boston Home Inc.), 3.55%(b)                       3,400,000
   2,835,000   A-1+       Dudley Charlton Regional School, Series PA521, 3.27%(b)            2,835,000
   6,000,000   A-1+       Massachusetts GO, Series B, 3.00%(b)                               6,000,000
                          Massachusetts Water Resource Authority:
   1,000,000   A-1+         Series B, 3.15%(b)                                               1,000,000
   4,900,000   A-1+         Series D, 3.15%(b)                                               4,900,000
------------------------------------------------------------------------------------------------------
                                                                                            18,135,000
------------------------------------------------------------------------------------------------------
Michigan -- 3.3%
   5,000,000   A-1+       Michigan Strategic Fund PCR, (General Motors Corp.
                            Project), 3.35%(b)                                               5,000,000
   5,000,000   VMIG 1*    Saline EDA, (Evangelical Homes Project), 3.25%(b)                  5,000,000
------------------------------------------------------------------------------------------------------
                                                                                            10,000,000
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO
      FACE
     AMOUNT   RATING(a)             SECURITY                                                 VALUE
======================================================================================================
Minnesota -- 2.3%
$  3,000,000   NR+      Minneapolis, MN (Seed Academy Harvest School),
                          3.45%(b)                                                         $ 3,000,000
   3,000,000   NR+      Minnesota State GO, PART, 3.45%(b)                                   3,000,000
   1,000,000   MIG 1*   Minnesota TAN, (School District Tax & Aid Borrowing
                          Project), 2.95% due 2/24/00                                        1,000,000
------------------------------------------------------------------------------------------------------
                                                                                             7,000,000
------------------------------------------------------------------------------------------------------
Missouri -- 0.3%
   1,000,000   SP-1+    Missouri State Health & Education Facilities Authority
                          Revenue, Drury College, Series B, 3.50% due 4/29/00                1,002,820
------------------------------------------------------------------------------------------------------
Nevada -- 0.7%
   1,000,000   A-1+     Las Vegas Water District GO, Series A, TECP,
                          3.25% due 7/21/99                                                  1,000,000
   1,000,000   A-1+     Nevada State GO, PART, 3.32%(b)                                      1,000,000
------------------------------------------------------------------------------------------------------
                                                                                             2,000,000
------------------------------------------------------------------------------------------------------
New Jersey -- 2.7%
   7,500,000   A-1+     New Jersey State TRAN, TECP, Series 98A,
                          3.40% due 6/14/99                                                  7,500,000
    570,000    A-1+     New Jersey Transportation Trust Fund Authority,
                          MBIA-Insured, 3.30%(b)                                               570,000
------------------------------------------------------------------------------------------------------
                                                                                             8,070,000
------------------------------------------------------------------------------------------------------
New Mexico -- 0.8%
   1,400,000   A-1+     Farmington, NM PCR, (Arizona Public Service Co.),
                          Series A, 3.30%(b)                                                 1,400,000
   1,000,000   SP-1+    New Mexico TRAN, Series 98-99, 4.25% due 6/30/99                     1,000,498
------------------------------------------------------------------------------------------------------
                                                                                             2,400,498
------------------------------------------------------------------------------------------------------
New York -- 4.7%
   1,000,000   A-1+     MTA TECP BAN, Subseries CP1, 3.00% due 7/8/99                        1,000,000
    900,000    SP-1+    Nassau County RAN, Series A, 3.75% due 3/15/00                         903,303
   5,000,000   A-1+     NYC Muni Water, TECP, Series 3, 3.20% due 6/18/99                    5,000,000
                        NYC TRANS Financial Authority:
   1,000,000   NR+        Series A/2, 3.05%(b)                                               1,000,000
   4,500,000   NR+        Subseries A-2(b)                                                   4,500,000
   2,000,000   SP-1+    Suffolk County TRAN, Series 1, 3.50% due 8/12/99                     2,002,310
------------------------------------------------------------------------------------------------------
                                                                                            14,405,613
------------------------------------------------------------------------------------------------------
North Carolina -- 4.0%
   1,470,000   A-1+     Mecklenburg County Lease Revenue,
                          (The Young Men's Christian Association), 3.20%(b)                  1,470,000
  10,690,000   A-1+     North Carolina Education Facilities Agency,
                          (Brevard College), 3.25%(b)                                       10,690,000
------------------------------------------------------------------------------------------------------
                                                                                            12,160,000
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         11

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO
      FACE
     AMOUNT   RATING(a)             SECURITY                                                 VALUE
======================================================================================================
Ohio -- 0.7%
$  2,000,000   SP-1+      Summit County BAN, Series A, 3.80% due 6/1/00                    $ 2,011,560
------------------------------------------------------------------------------------------------------
Oklahoma -- 1.1%
   2,490,000   NR+        Oklahoma City, OK GO, 6.60% due 6/1/99                             2,490,000
   1,000,000   A-1+       Oklahoma State Water Resource Board Program,
                            2.90% due 9/1/99                                                 1,000,000
------------------------------------------------------------------------------------------------------
                                                                                             3,490,000
------------------------------------------------------------------------------------------------------
Oregon -- 1.3%
   2,000,000   VMIG 1*    Hillsboro Oregon Revenue, Graduate Center Institute
                            Project, 3.35%(b)                                                2,000,000
   2,000,000   A-1+       Oregon State GO, Series 73H, 3.25%(b)                              2,000,000
------------------------------------------------------------------------------------------------------
                                                                                             4,000,000
------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.1%
   1,000,000   A-1        Beaver County, (Duquesne Light), Series 90C,
                             3.20% due 6/17/99                                               1,000,000
   5,000,000   A-1+       Emmaus Pooled Loan Program, Series G-13, 3.45%(b)                  5,000,000
   3,480,000   A-1        Pennsylvania Higher Education, (College of Optometry),
                            3.25%(b)                                                         3,480,000
   1,000,000   SP-1+      Philadelphia, PA TRAN, Series A 98-99, 4.28% due 6/30/99           1,000,471
   1,000,000   SP-1+      Philadelphia School District TRAN, Series A,
                            4.25% due 6/30/99                                                1,000,475
   2,000,000   A-1+       Pittsburgh, PA GO, Series A, 3.30%(b)                              2,000,000
   2,085,000   NR+        Quakertown General Authority Revenue, Series A, 3.45%(b)           2,085,000
------------------------------------------------------------------------------------------------------
                                                                                            15,565,946
------------------------------------------------------------------------------------------------------
South Carolina -- 1.0%
   3,200,000   SP-1+      Piedmont Muni Power Agency, MBIA-Insured, Series A,
                           3.25%(b)                                                          3,200,000
------------------------------------------------------------------------------------------------------
Tennessee -- 3.4%
                          Clarksville Public Building Authority:
   2,000,000   A-1+         Series 94, 3.25%(b)                                              2,000,000
   5,000,000   VMIG 1*      Series 97, 3.25%(b)                                              5,000,000
   2,300,000   VMIG 1*    Jackson County IDR, (Esselte Project), Series A, 3.35%(b)          2,300,000
   1,000,000   AAA        Tennessee Energy Acquisition, AMBAC-Insured,
                            3.75% due 9/1/99                                                 1,000,734
------------------------------------------------------------------------------------------------------
                                                                                            10,300,734
------------------------------------------------------------------------------------------------------
Texas -- 7.2%
   1,475,000   A-1+       Bexar County Health Facilities Retirement Community,
                            Series A, 3.25%(b)                                               1,475,000
   2,000,000   A-1+       Dallas Area Rapid Transit, TECP, Series B,
                            3.20% due 8/6/99                                                 2,000,000
   5,147,000   A-1+       Harris County, GO TECP, Series A, 3.40% due 6/11/99                5,147,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                                May 31, 1999
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO
      FACE
     AMOUNT   RATING(a)             SECURITY                                                 VALUE
======================================================================================================
Texas-- 7.2% (continued)
$  5,000,000   A-1+       Harris County Toll Road, Series E, 3.25%(b)                      $ 5,000,000
   1,100,000   NR+        McAllen, Texas Health Facility
                            Development Corp., 3.40%(b)                                      1,100,000
   1,100,000   VMIG 1*    Southern Higher Education Authority, (SMU University),
                            Series 85, 3.40%(b)                                              1,100,000
   2,000,000   VMIG 1*    Tarrant County Water Control, 3.45%(b)                             2,000,000
    300,000    NR+        Texas Small Business IDR, 3.35%(b)                                   300,000
   3,900,000   SP-1+      Texas State TRAN,
                            Series 98, 4.50% due 8/31/99                                     3,914,871
------------------------------------------------------------------------------------------------------
                                                                                            22,036,871
------------------------------------------------------------------------------------------------------
Utah -- 3.9%
  11,810,000   A-1+       Central Utah Water Conservation, AMBAC-Insured,
                            Series E, 3.30%(b)                                              11,810,000
------------------------------------------------------------------------------------------------------
Virginia -- 0.3%
    800,000    A-1        Alexandria, VA IDR, (Pooled Loan Program),
                            Series A 3.25%(b)                                                  800,000
------------------------------------------------------------------------------------------------------
Washington -- 2.1%
                          Washington State Public Power Supply System:
   4,720,000   A-1+         Series 3 A-3, 3.25%(b)                                           4,720,000
   1,600,000   A-1+         Series 93, 3.30%(b)                                              1,600,000
------------------------------------------------------------------------------------------------------
                                                                                             6,320,000
------------------------------------------------------------------------------------------------------
Wisconsin -- 3.3%
   3,700,000   VMIG 1*    Milwaukee, WI GO, 3.45%(b)                                         3,700,000
   3,000,000   A-1+       Wisconsin Central District Tax Revenue, Series 96b,
                            3.42%(b)                                                         3,000,000
   2,000,000   A-1+       Wisconsin State Health & Education Facilities Authority
                            Revenue, AMBAC-Insured, 3.40%(b)                                 2,000,000
   1,437,000   A-1+       Wisconsin Transportation Revenue, TECP Series 97A,
                            3.00% due 6/9/99                                                 1,437,000
------------------------------------------------------------------------------------------------------
                                                                                            10,137,000
------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost-- $304,536,269**)                                         $304,536,269
======================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*) are rated by Moody's Investors Service Inc.

(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

+ Security has not been rated by either Moody's Investors Service or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 14 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         13

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's Ratings Service ("Standard & Poor's"). Capacity to pay interest and repay principal is extremely strong.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's Investors Service Inc. ("Moody's") highest rating for issues having a demand feature -- VRDO.

MIG 1    -- Moody's highest rating for short-term municipal obligations.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR       -- Indicates that the bond is not rated by Moody's or Standard &
            Poor's.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC   --  AMBAC Indemnity Corporation
BAN     --  Bond Anticipation Notes
EDA     --  Economic Development Authority
EDC     --  Economic Development Corporation
EFA     --  Educational Facilities Authority
ETM     --  Escrowed to Maturity
FGIC    --  Financial Guaranty Insurance Company
FRTC    --  Floating Rate Trust Certificates
FSA     --  Financial Security Assurance
GO      --  General Obligation
HDA     --  Housing Development Authority
HEFA    --  Health and Educational Facilities Authority
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDC     --  Industrial Development Corporation
IDR     --  Industrial Development Revenue
MBIA    --  Municipal Bond Investor's Assurance Corporation
MFH     --  Multi-Family Housing
MTA     --  Metropolitan Transportation Authority
PART    --  Partnership Structure
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Facilities Authority
RAN     --  Revenue Anticipation Notes
RAW     --  Revenue Anticipation Warrants
STEM    --  Short-Term Extendable Maturity
TAN     --  Tax Anticipation Notes
TECP    --  Tax Exempt Commercial Paper
TOB     --  Tender Option Bond
TRAN    --  Tax & Revenue Anticipation Notes
USD     --  United School District
VHA     --  Veterans Housing Authority


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                May 31, 1999
--------------------------------------------------------------------------------

                                               Cash             Government         Municipal
                                             Portfolio          Portfolio          Portfolio
================================================================================================
ASSETS:
   Investments, at amortized cost          $1,079,102,248     $  146,682,847     $  304,536,269
   Cash                                                96                545             52,813
   Interest receivable                          1,760,774              4,826          1,629,239
   Receivable for securities sold                    --                 --            8,269,523
   Prepaid expenses                               188,346             85,172                271
   Other assets                                      --               22,000               --
------------------------------------------------------------------------------------------------
   Total Assets                             1,081,051,464        146,795,390        314,488,115
------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for securities purchased            19,098,008               --            2,011,560
   Dividends payable                            3,881,162            541,666            767,636
   Management fees payable                      1,502,713            104,144            149,001
   Distribution fees payable                        1,973               --                  985
   Deferred compensation payable                    1,293                551                498
   Accrued expenses                                61,233             45,803             15,198
------------------------------------------------------------------------------------------------
   Total Liabilities                           24,546,382            692,164          2,944,878
------------------------------------------------------------------------------------------------
Total Net Assets                           $1,056,505,082     $  146,103,226     $  311,543,237
================================================================================================

NET ASSETS CONSIST OF:
   Capital Stock
     (25,000,000,000 shares
     authorized for each Portfolio;
     par value $0.00001 per share)         $       10,565     $        1,461     $        3,115
   Capital paid in excess of par value      1,056,494,517        146,101,765        311,541,663
   Accumulated net realized loss
     from security transactions                      --                 --               (1,541)
------------------------------------------------------------------------------------------------
Total Net Assets                           $1,056,505,082     $  146,103,226     $  311,543,237
================================================================================================
Class A Shares Outstanding:                 1,056,498,989        146,099,162        311,544,338
------------------------------------------------------------------------------------------------
Net Asset Value                            $         1.00     $         1.00     $         1.00
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         15

--------------------------------------------------------------------------------
Statements of Operations                         For the Year Ended May 31, 1999
--------------------------------------------------------------------------------

                                                 Cash           Government         Municipal
                                               Portfolio         Portfolio         Portfolio
==============================================================================================
INVESTMENT INCOME:
   Interest                                  $ 51,879,884      $  5,752,457      $  4,531,579
----------------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                     2,641,152           304,826           368,395
   Shareholder and system servicing fees          170,000            31,500            36,000
   Registration fees                               68,191            26,018            72,293
   Custody                                         53,500            15,000            18,000
   Audit and legal                                 33,000            23,000            17,500
   Directors' fees                                 27,000            10,500            12,000
   Shareholder communications                      26,000             4,500             2,000
   Distribution fees (Note 2)                       2,896              --                 633
   Rating service fees                               --              33,500              --
   Other                                            9,000            11,828             5,031
----------------------------------------------------------------------------------------------

   Total Expenses                               3,030,739           460,672           531,852
   Less: Management fee waivers (Note 2)         (782,506)         (200,682)         (219,394)
----------------------------------------------------------------------------------------------
   Net Expenses                                 2,248,233           259,990           312,458
----------------------------------------------------------------------------------------------
Net Investment Income                          49,631,651         5,492,467         4,219,121
----------------------------------------------------------------------------------------------
Net Realized Gain (Loss) From
   Security Transactions                           29,546             3,607              (184)
----------------------------------------------------------------------------------------------
Increase in Net Assets From Operations       $ 49,661,197      $  5,496,074      $  4,218,937
==============================================================================================

                              See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 For the Years Ended May 31,
Cash Portfolio                                     1999               1998
================================================================================
OPERATIONS:
   Net investment income                     $    49,631,651    $    30,641,549
   Net realized gain                                  29,546              6,986
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations         49,661,197         30,648,535
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                         (49,633,063)       (30,642,659)
   Net realized gain                                 (27,593)              (324)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders               (49,660,656)       (30,642,983)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares            7,688,594,257      4,848,429,756
   Net asset value of shares issued
     for reinvestment of dividends                47,094,457         26,496,571
   Cost of shares reacquired                  (7,529,966,754)    (4,240,204,283)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                     205,721,960        634,722,044
--------------------------------------------------------------------------------
Increase in Net Assets                           205,722,501        634,727,596
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                             850,782,581        216,054,985
--------------------------------------------------------------------------------
   End of year                               $ 1,056,505,082    $   850,782,581
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         17

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                   For the Years Ended May 31,
Government Portfolio                                  1999             1998
================================================================================
OPERATIONS:
   Net investment income                         $   5,492,467    $   6,399,088
   Net realized gain                                     3,607             --
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            5,496,074        6,399,088
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                            (5,493,894)      (6,397,204)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (5,493,894)      (6,397,204)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                833,058,394      630,868,183
   Net asset value of shares issued
     for reinvestment of dividends                   5,204,391        6,477,905
   Cost of shares reacquired                      (780,645,320)    (700,704,603)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                        57,617,465      (63,358,515)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   57,619,645      (63,356,631)

NET ASSETS:
   Beginning of year                                88,483,581      151,840,212
--------------------------------------------------------------------------------
   End of year                                   $ 146,103,226    $  88,483,581
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                   For the Years Ended May 31,
Municipal Portfolio                                   1999             1998
================================================================================
OPERATIONS:
   Net investment income                       $     4,219,121    $   2,354,445
   Net realized loss                                      (184)          (1,067)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            4,218,937        2,353,378
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                            (4,219,987)      (2,353,139)
   Net realized gain                                      --               (440)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (4,219,987)      (2,353,579)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares              1,661,218,756      780,950,264
   Net asset value of shares issued
     for reinvestment of dividends                   3,399,379        2,114,140
   Cost of shares reacquired                    (1,438,744,794)    (721,059,255)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                       225,873,341       62,005,149
--------------------------------------------------------------------------------
Increase in Net Assets                             225,872,291       62,004,948

NET ASSETS:
   Beginning of year                                85,670,946       23,665,998
--------------------------------------------------------------------------------
   End of year                                 $   311,543,237    $  85,670,946
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         19

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

The significant accounting policies consistently followed by the Portfolios are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SSBC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the year ended May 31, 1999, SSBC waived management fees of $782,506, $200,682 and $219,394 for the Cash, Government and Municipal Portfolios, respectively.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.


--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the year ended May 31, 1999, total Distribution Plan fees incurred were:

                                  Cash            Government           Municipal
================================================================================
Distribution Plan Fees           $2,896               --                  $633
================================================================================

All officers and one Director of the Fund are employees of SSB.

3.    Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.    Capital Shares

At May 31, 1999, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         21

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each Portfolio were as follows:

                                                 Year Ended        Year Ended
                                                May 31, 1999      May 31, 1998
================================================================================
Cash Portfolio -- Class A Shares
Shares sold                                     7,683,594,257     4,843,709,377
Shares issued on reinvestment                      47,033,344        26,444,115
Shares reacquired                              (7,522,505,306)   (4,237,831,783)
--------------------------------------------------------------------------------
Net Increase                                      208,122,295       632,321,709
================================================================================
Cash Portfolio -- Class B Shares (a)(b)
Shares sold                                         5,000,000         4,720,379
Shares issued on reinvestment                          61,113            52,456
Shares reacquired                                  (7,461,448)       (2,372,500)
--------------------------------------------------------------------------------
Net Increase (Decrease)                            (2,400,335)        2,400,335
================================================================================
Government Portfolio
Shares sold                                       833,058,394       630,868,183
Shares issued on reinvestment                       5,204,391         6,477,905
Shares reacquired                                (780,645,320)     (700,704,603)
--------------------------------------------------------------------------------
Net Increase (Decrease)                            57,617,465       (63,358,515)
================================================================================
Municipal Portfolio -- Class A Shares
Shares sold                                     1,654,103,348       774,368,714
Shares issued on reinvestment                       3,399,379         2,105,943
Shares reacquired                              (1,431,629,386)     (714,469,508)
--------------------------------------------------------------------------------
Net Increase                                      225,873,341        62,005,149
================================================================================
Municipal Portfolio -- Class B Shares (b)
Shares sold                                         7,115,408         6,581,550
Shares issued on reinvestment                            --               8,197
Shares reacquired                                  (7,115,408)       (6,589,747)
--------------------------------------------------------------------------------
Net Increase                                             --                --
================================================================================

(a) Transactions are for the period from October 28, 1997 (inception date) to May 31, 1998.

(b)   As of May 31, 1999, Class B shares were fully redeemed.


--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31:

                                                                 Class A Shares
                                              ------------------------------------------------------
Cash Portfolio                                   1999          1998          1997        1996(1)
====================================================================================================
Net Asset Value, Beginning of Year            $    1.00     $    1.00     $    1.00     $    1.00
----------------------------------------------------------------------------------------------------
   Net investment income (2)                      0.051         0.055         0.052         0.053
   Distributions from net investment income      (0.051)       (0.055)       (0.052)       (0.053)
   Distributions from net realized gains         (0.000)*      (0.000)*        --            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    1.00     $    1.00     $    1.00     $    1.00

Total Return                                       5.23%         5.58%         5.35%         5.44%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $1,056,505    $ 848,383     $ 216,055     $ 277,572
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (2)(3)                                 0.23%         0.23%         0.23%         0.15%+
   Net investment income                           5.07          5.43          5.23          5.43+
====================================================================================================

(1)   For the period from June 16, 1995 (inception date) to May 31, 1996.

(2) The Manager has waived a portion of its fees for thePortfolio for the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for the Class A shares would have been:

                            Per Share
                         Decrease to Net                      Expense Ratio
                        Investment Income                   Without Fee Waiver
                ---------------------------------   ------------------------------------
                 1999     1998     1997     1996     1999      1998      1997      1996
                ------   ------   ------   ------   ------    ------    ------    ------
Class A         $0.001   $0.001   $0.001   $0.001     0.31%     0.35%     0.36%     0.39%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.

*     Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31:

Government Portfolio                             1999          1998          1997        1996(1)
====================================================================================================
Net Asset Value, Beginning of Year            $    1.00     $    1.00     $    1.00     $    1.00
----------------------------------------------------------------------------------------------------
   Net investment income (2)                      0.049         0.053         0.052         0.052
   Distributions from net investment income      (0.049)       (0.053)       (0.052)       (0.052)
   Distributions from net realized gains           --            --          (0.000)*      (0.000)*
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    1.00     $    1.00     $    1.00     $    1.00

Total Return                                       5.05%         5.46%         5.29%         5.36%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $ 146,103     $  88,484     $ 151,840     $  57,698
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (2)(3)                                 0.23%         0.23%         0.21%         0.16%+
   Net investment income                           4.86          5.33          5.18          5.28+
====================================================================================================

(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived a portion of its fees for thePortfolio for the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

            Per Share
         Decrease to Net                      Expense Ratio
        Investment Income                   Without Fee Waiver
---------------------------------   ------------------------------------
 1999     1998     1997     1996     1999      1998      1997      1996
------   ------   ------   ------   ------    ------    ------    ------
$0.002   $0.002   $0.001   $0.002    0.42%     0.39%     0.43%    0.55%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.

*     Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31:


                                                                 Class A Shares
                                              ------------------------------------------------------
Municipal Portfolio                              1999          1998          1997        1996(1)
====================================================================================================
Net Asset Value, Beginning of Year            $    1.00     $    1.00     $    1.00     $    1.00
----------------------------------------------------------------------------------------------------
   Net investment income (2)                      0.031         0.035         0.034         0.035
   Distributions from net investment income      (0.031)       (0.035)       (0.034)       (0.035)
   Distributions from net realized gains           --          (0.000)*        --            --
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    1.00     $    1.00     $    1.00     $    1.00

Total Return                                       3.18%         3.56%         3.40%         3.55%++
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $ 311,543     $  85,671     $  23,666     $  59,308
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (2)(3)                                 0.23%         0.23%         0.21%         0.15%+
   Net investment income                           3.09          3.50          3.34          3.46+
====================================================================================================

(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived all or part of its fees for thePortfolio for the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                            Per Share
                         Decrease to Net                      Expense Ratio
                        Investment Income                   Without Fee Waiver
                ---------------------------------   ------------------------------------
                 1999     1998     1997     1996     1999      1998      1997      1996
                ------   ------   ------   ------   ------    ------    ------    ------
Class A         $0.002   $0.001   $0.004   $0.003     0.39%     0.41%     0.41%     0.69%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.

*     Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         25

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc. as of May 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and for the period from June 16, 1995 (commencement of operations) to May 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian. As to securities sold or purchased but not yet delivered or received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc, as of May 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and for the period from June 16, 1995 to May 31, 1996, in conformity with generally accepted accounting principles.


                                                      /s/ KPMG LLP


New York, New York
July 15, 1999


--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended May 31, 1999:

      -- 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.

A total of 39.26% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         27

Directors
Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis Zahorodny
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Joseph Benevento
Vice President and
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager
SSBC Fund Management Inc.

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


Smith Barney
Institutional Cash
Management
Fund, Inc.

388 Greenwich Street, MF-2
New York, New York 10013


www.smithbarney.com


FD2405 7/99